Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity for the six months ended June 30, 2020:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2019	6,340,000	$3.92	8.22

Granted	420,500	10.46
Exercised	(3,274)	4.21
Forfeited / cancelled	(417,150)	4.30

Outstanding as of June 30, 2020	6,340,076	$4.33	7.79

Vested and exercisable as of December 31, 2019	2,684,160	$3.58	7.41

Vested and exercisable as of June 30, 2020	3,451,864	$3.63	7.05

The following table summarizes stock option activity for the years ended December 31, 2018 and 2019:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of January 1, 2018	4,083,282	$3.47	8.57
Exercised	(12,502)	3.71
Forfeited / cancelled	(1,109,772)	3.52

Outstanding as of December 31, 2018	2,961,008	$3.45	7.47

Granted	3,502,450	4.31
Exercised	(135,950)	3.42
Forfeited / cancelled	(217,508)	3.56

Outstanding as of December 31, 2019	6,110,000	$3.95	8.28

Vested and exercisable as of December 31, 2018	1,431,678	$3.43	7.47

Vested and exercisable as of December 31, 2019	2,465,410	$3.60	7.45

Summary of Weighted Average Assumptions Used in Calculation of Fair Value Using Black-Scholes Option Pricing Model

The grant date fair value of stock options granted during the six months ended June 30, 2020 was estimated at the time of grant using the Black-Scholes option-pricing model and utilized the following weighted average assumptions:

Six Months Ended June 30, 2020
Fair value of common stock (per share)	$10.46
Expected term (in years)	5.9 — 6.3
Risk-free interest rate	1.7%
Expected volatility	36.3% — 36.6%
Dividend yield	— %

The grant date fair value of stock options granted during the year ended December 31, 2019 were estimated at the time of grant using the Black-Scholes option-pricing model and utilized the following weighted average assumptions:

Year Ended December 31, 2019
Fair value of common stock (per share)	$4.21 - $5.45
Expected term (in years)	6.1
Risk-free interest rate	1.5% - 2.5%
Expected volatility	36.3% - 36.9%
Dividend yield	–%

Summary of RSAs Activity

The following table summarizes the activity related to the Company’s RSAs for the six months ended June 30, 2020:

Shares
Unvested at December 31, 2019	272,868

Vested	(272,868)

Unvested at June 30, 2020	—

The following table summarizes the activity related to the Company’s RSAs for the years ended December 31, 2018 and 2019:

Shares
Unvested at January 1, 2018	444,258
Vested	(134,618)

Unvested at December 31, 2018	309,640

Vested	(36,772)

Unvested at December 31, 2019	272,868

Summary of Activity for Restricted Stock Units

The following table summarizes activity for restricted stock units (“RSUs”) for the six months ended June 30, 2020:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested and outstanding as of December 31, 2019	408,000	$4.01

Granted	2,214,276	11.28
Vested	(133,334)	3.60
Forfeited / cancelled	(540)	11.57

Unvested and outstanding as of June 30, 2020	2,488,402	$10.50